Non-current financial assets	12 Months Ended
Dec. 31, 2024
Categories of non-current financial assets [abstract]
Disclosure of non current financial assets [Text Block]
3.6 NON-CURRENT FINANCIAL ASSETS
Set out below is a breakdown of movements at December 31, 2024 and December 31, 2023:

MOVEMENTS (Million euro)	LONG- TERM LOANS TO ASSOCIATES	RESTRICTED CASH FROM INFRASTRUCTURE PROJECT COMPANIES AND OTHER FINANCIAL ASSETS	FINANCIAL INVESTMENTS CARRIED AT FAIR VALUE	LOANS ASSOCIATED WITH DIVESTMENT TRANSACTIONS	OTHER LONG- TERM RECEIVABLES	TOTAL
BALANCE AT 31/12/2022	247	597	35	189	27	1,095
Additions	40	432	9	10	6	497
Disposals	(37)	(381)	—	—	(5)	(423)
Transfers and other	—	—	1	(13)	—	(12)
Foreign exchange	12	(20)	—	—	(1)	(9)
BALANCE AT 31/12/2023	262	628	45	186	27	1,148
Additions	113	18	566	1	32	730
Disposals	(3)	(275)	(2)	(176)	(33)	(489)
Transfers and other	(273)		(1)	(13)	—	(287)
Foreign exchange	1	30	2	2	2	37
BALANCE AT 31/12/2024	100	401	610	—	28	1,139
Note: Balances net of provisions
Long-term loans to associates
The main movement under this heading during 2024, disclosed in the line item "Transfer and others", corresponds to the reclassification from long-term financial assets to short-term receivables of the subordinated loans granted to AGS (GBP 195 million; EUR 235 million), derived from the divestment agreement reached with Avialliance UK Limited for the sale of Ferrovial's entire stake in this asset (Note 1.1.4.), finally completed on January 28, 2025. Also noteworthy, is the effect of the 24.78% stake divested in Grupo Serveo (EUR -18 million) and the divestment of the Toll Roads concession assets (EUR -18 million).
Additionally, it is worth mentioning the subordinated debt loan granted to Concesionaria Ruta del Cacao, S.A.S., in the amount of EUR 68 million.
Restricted cash from infrastructure project companies
The item “Restricted cash from infrastructure project companies and other financial assets” (EUR 401 million) relates primarily to the NTE Mobility Partners toll road (EUR 281 million) and the I-66 Express Mobility Partners toll road (EUR 57 million). During 2024, the main movement corresponds to the I-77 Mobility Partners toll road's restricted cash released due to its refinancing transaction (EUR -99 million), and to I-66 Mobility Partners (EUR -77 million) and NTE Mobility Partners (EUR -51 million).
Financial investment recognized at fair value
The main movement in this item, EUR 566 million in Additions, relates to the sale of the 19.75% stake in Heathrow Airport Holdings Limited (HAH) (Note 1.1.5), which implies that, after the divestment, Ferrovial now holds shares representing 5.25% of share capital, recognized as a financial assets at fair value through the profit or loss, once concluded that according to IAS28 p.5-6, Ferrovial will no longer exercise significant influence in FGP Topco Ltd., despite having the right to nominate a board member together with other shareholders, as the group will have no participation in the policy-making processes of the asset, neither participation in decisions related to dividend distributions. The fair value of the remaining stake has been determined by referencing the selling price of the recently 19.75% stake divested in FGP Topco Ltd., generating an additional positive impact of EUR 547 million (Note 3.5.1.).
Loans associated with divestment transactions
This item mainly relates to the deferred payments collected during 2024 in relation to the Amey business divestment in the United Kingdom, relating to full life-cycle engineering and infrastructure upkeep and maintenance services (EUR 176 million), as mentioned in Note 1.1.4.
Additionally, the energy and water infrastructure maintenance services business was sold to the British fund Rubicon in 2023 for GBP 18 million (EUR 20 million). Based on the agreed repayment schedule, the remaining amount has been reclassified to the short-term (EUR 13 million).
Other long-term receivables
This item primarily relates to other equity and long term loans, bonds, or deposits. The interest in investment funds relates to the Credit Suisse (Lux) Supply Chain Finance Fund, which made an investment in supplier invoices insured by companies with an investment grade rating (average of AA-) that was already recovered during the year (EUR -18 million impact in 2024).
This heading also includes other trade receivables, mainly from various public authorities under long-term contracts, primarily relating to companies in the Construction and Toll Roads Divisions